Income Taxes -Temporary Differences of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Feb. 28, 2021	Feb. 29, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 80,171	$ 78,738
Tax credits	1,803	1,575
Property and equipment	324	796
Disallowed interest carryforward	18,398
Other deferred tax asset	3,772	4,010
Accruals and reserves	2,039	1,416
Deferred revenue	150	2,018
Total deferred tax assets	106,657	88,553
Deferred tax liabilities:
Intangibles	50,528	100,020
Investment in partnership	419,577
Other deferred tax liability	5,322	754
Total deferred tax liabilities	475,427	100,774
Valuation allowance	(27,030)	(22,855)
Net deferred tax liabilities	$ (395,800)	$ (35,076)